Summary of warrants activity reclassified equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants
Warrants outstanding, Beginning of year
Weighted average exercise price, beginning of year
Warrants outstanding, beginning of year, value
Warrants outstanding, Beginning of year
Weighted average exercise price, Granted
Warrants outstanding, Granted
Warrants either issued or assumed as part of the acquisition of Aeterna	747,948
Weighted average exercise price, Warrants either issued or assumed as part of the acquisition of Aeterna	$ 13.32
Warrants either issued or assumed as part of the acquisition of Aeterna, value	$ 4,424
Warrants, Exercised	(66,561)
Weighted average exercise price, exercised	$ 0.01
Warrants outstanding, exercised, value	$ (405)
Warrants, Expired	(13,249)
Weighted average exercise price,expired	$ 165.00
Warrants outstanding, expired, value
Change in fair value of warrants
Weighted average exercise price, Change in fair value of warrants
Change in fair value of warrants, value	$ (2,456)
Warrants Outstanding, Ending of year	668,138
Weighted average exercise price, ending of year	$ 2.35
Warrants outstanding, ending of year, value	$ 1,563